Note 6 - Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes
Note 6 - Commitments and Contingencies

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Operating Lease

We currently occupy office space at 1720 S. Bellaire Street, Suite 325, Denver, CO. Our offices consist of approximately 1,786 rentable square feet. The lease term is 40 months and commenced on November 1, 2014.

Future minimum lease payments for the next four years are as follows:

Year	Amount
2015	$28,278
2016	35,423
2017	37,208
2018	6,251
$107,160

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Operating Lease

We currently occupy office space at 1720 S. Bellaire Street, Suite 325, Denver, CO.  Our offices consist of approximately 1,786 rentable square feet.  The lease term is 40 months and commenced on November 1, 2014.

Future minimum lease payments for the next four years is as follows:

Year	Amount
2015	$28,278
2016	35,423
2017	37,208
2018	6,251
$107,160